Land Use Rights (Details) - USD ($)	Dec. 31, 2016	Jun. 30, 2016
Land use rights	$ 2,362,728	$ 2,551,395
Less: Accumulated amortization	(439,620)	(425,730)
Land use rights - net	$ 1,923,108	$ 2,125,665